As filed with the SEC on May 31, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011—March 31, 2012

Item 1: Report(s) to Shareholders. The Annual Report is attached.

TRANSAMERICA

INCOME SHARES, INC.

Annual Report

March 31, 2012

Transamerica Income Shares, Inc.

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended March 31, 2012 was marked by several fits and starts in the U.S. economy, government policy intervention domestically and abroad, and numerous domestic and international shocks. As a result, U.S. Treasury interest rates fell, particularly on the long end, credit spreads widened, particularly within financials, and equities modestly advanced.

During the period, the two largest drivers of uncertainty were the European sovereign and banking crisis and U.S. economic growth. As it relates to Europe, the sovereign crisis spilled over to the European banking sector during the fall as policy makers in Europe appeared to lack a coordinated, credible, and urgent response. However, by the end of the year, policy makers and new political leadership announced a number of initiatives, which breathed some confidence back in the market. Large amounts of liquidity continued to be provided by central banks to buy time and allow banks to de-lever while fiscal deficits were contained.

As it relates to the U.S. economic picture, the recovery continues, but at a moderate pace. Consumer spending grew at a modest rate while housing appeared to have bottomed. High oil prices and unemployment weighed on growth in disposable personal income. During the year, manufacturing had fits and starts due to both lower confidence as well as a supply disruption from the earthquake and tsunami in Japan, however, the sector seems to be on the bright spots of the recovery. On the government side, a U.S. government spending slowdown also weighed on growth. In addition, political squabbling over the U.S. government debt ceiling and budget cuts added to some of this uncertainty and resulted in the Standard and Poor’s downgrade of U.S. government debt. By the end of the period, the employment picture was starting to show some decent improvement. However, as the job picture appears to be currently outpacing the gains in the rest of the economy, its rate of change may slow.

In Brazil, Russia, India and China, signs continue to point to moderate growth. However, that growth moderation has also helped the inflation picture cool in many emerging markets countries. Central banks in these nations have started to ease again, and that should provide continued support to the global economic picture.

Against this backdrop the Federal Reserve Board (“Fed”) talked about holding the federal funds rate at record low levels through 2014, and embarked on a new program called “Operation Twist” in order to drive down longer maturity interest rates. Corporate profitability continued to be robust due to improved productivity, a cheap dollar, a healthy funding environment, and good overseas demand.

PERFORMANCE

For the year ended March 31, 2012, Transamerica Income Shares, Inc. returned 5.92%. By comparison its benchmark, the Barclays U.S. Aggregate Bond Index, returned 7.71%.

STRATEGY REVIEW

Transamerica Income Shares, Inc. maintained a higher yield but underperformed the Barclays U.S. Aggregate Index benchmark due to the widening of corporate credit spreads and the fund’s lower than index duration. Throughout the period, the fund was portioned with a shorter than index duration which detracted from performance as investors looked through the current inflation picture and focused on the relative strength of Treasuries as an investment.

During the year, we, AEGON USA Investment Management, LLC, found minimal value in U.S. Treasury and agency mortgage-backed securities (“MBS”), given the Fed’s influence, and maintained an underweight to these sectors. Within securitized sectors, we continued our weighting to non-agency MBS, which performed well due to competitive yields, and their robust structure.

Corporate bonds, investment grade and high yield, were the largest overweight during the year due to our belief that not only does the sector have some of the best fundamentals; it also offers some of the highest yield in the bond universe. Our main sectors of exposure were in financials, where we continue to believe that the overall credit quality continues to improve, and bonds backed by hard assets, such as energy or metals and mining companies.

Brian Westhoff, CFA

Lead Portfolio Manager

Greg Haendel, CFA

Bradley J. Beman, CFA

Jim Schaeffer

David Halfpap, CFA

Rick Perry, CFA, CPA

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at October 1, 2011, and held for the entire period until March 31, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, you expenses could have included a $15 annual fee. The amount of any fee paid during the period can decresase your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the directors and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (A)	Ending Account Value	Expenses Paid During Period (A)	Annualized Expense Ratio
Transamerica Income Shares, Inc.	$1,000.00	$1,072.60	$4.25	$1,020.90	$4.14	0.82%

(A)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (366 days).
(B)	5% return per year before expenses.

SCHEDULE OF INVESTMENTS COMPOSITION

At March 31, 2012

(the following chart summarizes the Schedule of Investments of the fund by asset type)

(unaudited)

% of Net
Asset Type	Assets
Corporate Debt Securities	73.0%
Securities Lending Collateral	12.1
Mortgage-Backed Securities	9.7
Foreign Government Obligations	3.7
Asset-Backed Securities	3.1
Preferred Corporate Debt Securities	2.1
U.S. Government Obligations	1.9
Preferred Stocks	1.8
Repurchase Agreement	1.7
Municipal Government Obligations	1.5
Convertible Preferred Stock	0.9
Convertible Bond	0.5
U.S. Government Agency Obligation	0.3
Other Assets and Liabilities—Net	(12.3)

Total	100.0%

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	$950	$1,254
U.S. Treasury Note 2.00%, 02/15/2022	1,430	1,402

Total U.S. Government Obligations (cost $2,403)		2,656

U.S. GOVERNMENT AGENCY OBLIGATION—0.3%
Freddie Mac, IO 5.00%, 08/01/2035	3,011	485
Total U.S. Government Agency Obligation (cost $788)

FOREIGN GOVERNMENT OBLIGATIONS—3.7%
Canada Housing Trust No. 1 3.15%, 06/15/2015—144A	CAD1,500	1,576
Republic of Chile 5.50%, 08/05/2020	CLP576,000	1,229
United Mexican States
7.00%, 06/19/2014	MXN12,000	981
7.50%, 06/21/2012	17,500	1,377

Total Foreign Government Obligations (cost $4,849)		5,163

MORTGAGE-BACKED SECURITIES—9.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031—144A	$345	350
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	1,050	1,080
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037—144A	1,065	1,116
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.07%, 05/26/2037—144A *	156	157
Series 2009-RR6, Class 2A1
5.10%, 08/26/2035—144A *	786	707
Series 2009- RR10, Class 2A1
2.81%, 08/26/2035—144A *	563	549
Series 2009-RR14, Class 1A1
5.93%, 05/26/2037—144A *	662	683
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	686	709
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	617	634
Series 2006-OC1, Class 2A3A
0.56%, 03/25/2036 *	1,500	575
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035—144A *	509	504
Impac CMB Trust
Series 2007-A, Class A
0.49%, 05/25/2037 *	812	685
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.92%, 12/26/2037—144A *	357	359
Series 2009-R7, Class 1A1
5.02%, 02/26/2036—144A *	588	569
Series 2009-R7, Class 4A1
2.74%, 09/26/2034—144A *	587	555
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	277	287
Series 2009-R7, Class 12A1
5.13%, 08/26/2036—144A *	309	306

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R9, Class 1A1
2.53%, 08/26/2046—144A *	$544	$537
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *	652	699
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.48%, 01/27/2047—144A *	482	494
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043—144A	569	599
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045—144A *	950	1,071
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	3	3
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	183	184
Series 2003-L, Class 1A2
4.48%, 11/25/2033 *	151	154

Total Mortgage-Backed Securities (cost $13,249)		13,566

ASSET-BACKED SECURITIES—3.1%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.52%, 09/25/2036 *	2,000	745
GSAA Trust
Series 2006-1, Class A3
0.57%, 01/25/2036 *	1,294	729
GSAMP Trust
Series 2006-HE1, Class A2D
0.55%, 01/25/2036 *	1,230	767
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.48%, 03/20/2036 *	804	687
Lehman XS Trust
Series 2005-8, Class 1A3
0.59%, 12/25/2035 *	1,405	592
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.56%, 02/25/2036 *	899	779

Total Asset-Backed Securities (cost $4,317)		4,299

MUNICIPAL GOVERNMENT OBLIGATIONS—1.5%
Rhode Island Economic Development Corp. 6.00%, 11/01/2015 § Δ	835	902
State of California 7.95%, 03/01/2036	1,035	1,212

Total Municipal Government Obligations (cost $1,871)		2,114

PREFERRED CORPORATE DEBT SECURITIES—2.1%
Diversified Financial Services—2.1%
JPMorgan Chase Capital XXV—Series Y 6.80%, 10/01/2037	1,000	1,006
ZFS Finance USA Trust II 6.45%, 12/15/2065—144A *	1,930	1,910

Total Preferred Corporate Debt Securities (cost $2,625)		2,916

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES—73.0%
Airlines—1.7%
America West Airlines Pass-Through Trust Series 2000-1, Class G 8.06%, 07/02/2020	$628	$650
Continental Airlines Pass-Through Trust Series 1997-1, Class A 7.46%, 04/01/2015	656	657
UAL Pass-Through Trust Series 2009-1 10.40%, 11/01/2016	998	1,139
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL1,200	714
Beverages & More, Inc. 9.63%, 10/01/2014—144A	$365	381
Capital Markets—0.8%
Macquarie Group, Ltd. 6.25%, 01/14/2021—144A	705	713
Morgan Stanley 5.75%, 01/25/2021	400	393
Chemicals—0.2%
Ecolab, Inc. 4.35%, 12/08/2021	260	276
Commercial Banks—8.3%
Barclays Bank PLC 10.18%, 06/12/2021—144A	1,212	1,425
BBVA Bancomer SA 6.50%, 03/10/2021—144A	800	834
CIT Group, Inc. 4.75%, 02/15/2015—144A ^	310	313
Lloyds TSB Bank PLC 4.20%, 03/28/2017 ^	690	695
M&I Marshall & Ilsley Bank 5.00%, 01/17/2017	1,000	1,076
PNC Financial Services Group, Inc. 8.25%, 05/21/2013 * Ž	1,250	1,283
Rabobank Nederland NV 11.00%, 06/30/2019—144A * Ž	1,095	1,391
Regions Bank 7.50%, 05/15/2018	1,465	1,658
Wells Fargo & Co.—Series K 7.98%, 03/15/2018 * Ž ^	1,440	1,567
Zions Bancorporation 7.75%, 09/23/2014	1,400	1,533
Commercial Services & Supplies—2.0%
EnergySolutions, Inc. / EnergySolutions LLC 10.75%, 08/15/2018	875	903
KAR Auction Services, Inc. 4.55%, 05/01/2014 *	1,035	1,033
Steelcase, Inc. 6.38%, 02/15/2021 ^	800	822
Construction Materials—1.0%
Cemex Finance LLC 9.50%, 12/14/2016—144A ^	700	698
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019—144A ^	600	670
Consumer Finance—0.4%
Springleaf Finance Corp. 6.90%, 12/15/2017	720	562

	Principal (000’s)	Value (000’s)
Containers & Packaging - 0.8%
Graphic Packaging International, Inc. 9.50%, 06/15/2017	$865	$960
Sealed Air Corp. 8.13%, 09/15/2019—144A	105	116
Distributors—1.5%
Edgen Murray Corp. 12.25%, 01/15/2015	495	505
Glencore Funding LLC 6.00%, 04/15/2014—144A	1,500	1,605
Diversified Financial Services—10.0%
Aviation Capital Group Corp. 7.13%, 10/15/2020—144A	1,500	1,506
Bank of America Corp. 6.50%, 08/01/2016	1,070	1,176
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021—144A ^	755	772
Ford Motor Credit Co., LLC 3.88%, 01/15/2015	420	424
International Lease Finance Corp.
6.25%, 05/15/2019 ^	1,440	1,421
6.50%, 09/01/2014—144A	1,375	1,452
Irish Life & Permanent PLC 3.60%, 01/14/2013—144A	1,000	970
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,145	1,045
9.88%, 08/15/2018 ^	35	31
Oaktree Capital Management, LP 6.75%, 12/02/2019—144A	1,110	1,129
QHP Royalty Sub LLC 10.25%, 03/15/2015—144A	269	271
Selkirk Cogen Funding Corp.—Series A 8.98%, 06/26/2012	188	189
Stone Street Trust 5.90%, 12/15/2015—144A	1,400	1,406
TNK-BP Finance SA 6.25%, 02/02/2015—144A ^	650	700
Unison Ground Lease Funding LLC 6.39%, 04/15/2020—144A	1,515	1,709
Diversified Telecommunication Services—1.8%
CenturyLink, Inc. 5.80%, 03/15/2022	710	693
GTP Towers Issuer LLC 4.44%, 02/15/2015—144A	1,305	1,339
Hughes Satellite Systems Corp.
6.50%, 06/15/2019 ^	200	209
7.63%, 06/15/2021	70	75
West Corp. 7.88%, 01/15/2019 ^	180	192
Electric Utilities—0.9%
Intergen NV 9.00%, 06/30/2017—144A	1,225	1,289
Electrical Equipment—2.0%
Anixter, Inc. 5.95%, 03/01/2015	1,200	1,221
Polypore International, Inc. 7.50%, 11/15/2017	1,440	1,519
Energy Equipment & Services—1.9%
Chesapeake Midstream Partners, LP / CHKM Finance Corp. 6.13%, 07/15/2022—144A	140	141
Enterprise Products Operating LLC—Series A 8.38%, 08/01/2066 *	600	654

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
Transocean, Inc. 6.38%, 12/15/2021	$1,065	$1,199
Weatherford International, Ltd. 9.63%, 03/01/2019	545	722
Food & Staples Retailing—1.9%
C&S Group Enterprises LLC 8.38%, 05/01/2017—144A ^	691	727
Ingles Markets, Inc. 8.88%, 05/15/2017	1,055	1,142
Stater Bros Holdings, Inc. 7.38%, 11/15/2018	35	38
SUPERVALU, Inc. 7.50%, 11/15/2014 ^	680	692
Food Products—1.4%
Arcor SAIC 7.25%, 11/09/2017—144A	715	765
Michael Foods, Inc. 9.75%, 07/15/2018 ^	720	791
Post Holdings, Inc. 7.38%, 02/15/2022—144A	350	367
Health Care Providers & Services—0.9%
Aristotle Holding, Inc. 4.75%, 11/15/2021—144A	660	706
CHS/Community Health Systems, Inc. 8.88%, 07/15/2015 ^	541	561
Hotels, Restaurants & Leisure—0.7%
MGM Resorts International 6.75%, 09/01/2012 ^	900	915
Household Products—0.4%
Reynolds Group Issuer, Inc. 9.88%, 08/15/2019—144A ^	600	614
Independent Power Producers & Energy Traders—0.7%
NRG Energy, Inc.
7.63%, 05/15/2019	360	347
7.88%, 05/15/2021	720	692
Insurance—4.8%
American Financial Group, Inc. 9.88%, 06/15/2019	920	1,125
Chubb Corp. 6.38%, 03/29/2067 *	879	908
Fidelity National Financial, Inc. 6.60%, 05/15/2017 ^	1,495	1,582
Hanover Insurance Group, Inc. 6.38%, 06/15/2021 ^	865	912
Oil Insurance, Ltd. 3.45%, 05/04/2012—144A *Ž	675	633
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 *	1,640	1,517
IT Services—0.9%
Cardtronics, Inc. 8.25%, 09/01/2018 ^	1,110	1,222
Machinery—0.8%
American Railcar Industries, Inc. 7.50%, 03/01/2014	1,145	1,156
Marine—0.8%
Martin Midstream Partners LP 8.88%, 04/01/2018	1,100	1,133
Media—1.6%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020—144A ^	695	680
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016—144A	775	854

	Principal (000’s)	Value (000’s)
Media (continued)
WMG Acquisition Corp. 9.50%, 06/15/2016—144A	$715	$779
Metals & Mining—3.5%
Anglo American Capital PLC 9.38%, 04/08/2019—144A	1,165	1,530
ArcelorMittal 6.25%, 02/25/2022	1,035	1,046
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015—144A	90	92
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	700	946
Thompson Creek Metals Co., Inc. 7.38%, 06/01/2018	835	777
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021—144A	460	482
Multi-Utilities—1.1%
Black Hills Corp. 5.88%, 07/15/2020 9.00%, 05/15/2014	700 640	785 716
Oil, Gas & Consumable Fuels—7.4%
Berry Petroleum Co. 10.25%, 06/01/2014	925	1,068
Chesapeake Energy Corp. 6.78%, 03/15/2019 ^	700	695
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019—144A	490	490
Energy Transfer Equity, LP 7.50%, 10/15/2020	180	200
Energy Transfer Partners, LP 5.20%, 02/01/2022 ^	570	596
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014—144A	940	1,039
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/2019—144A	695	674
Lukoil International Finance BV 6.38%, 11/05/2014—144A	880	950
Petrobras International Finance Co. 5.38%, 01/27/2021	560	603
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,200	1,373
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019—144A ^	571	704
Petroleum Development Corp. 12.00%, 02/15/2018	400	434
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019—144A	1,385	1,630
Paper & Forest Products—1.3%
Ainsworth Lumber Co., Ltd. 11.00%, 07/29/2015—144A	1,358	1,045
Exopack Holding Corp. 10.00%, 06/01/2018	720	756
Professional Services—0.5%
Block Financial LLC 5.13%, 10/30/2014 ^	700	724
Real Estate Investment Trusts—3.1%
Entertainment Properties Trust 7.75%, 07/15/2020	1,285	1,351
Kilroy Realty, LP 6.63%, 06/01/2020	1,320	1,484
PPF Funding, Inc. 5.35%, 04/15/2012—144A	1,515	1,516

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

	Principal (000’s)	Value (000’s)
Real Estate Management & Development - 0.3%
Weyerhaeuser Real Estate Co. 6.12%, 09/17/2012—144A	$350	$355
Semiconductors & Semiconductor Equipment—0.2%
Sensata Technologies BV 6.50%, 05/15/2019—144A^	325	340
Software—0.3%
First Data Corp. 7.38%, 06/15/2019—144A^	370	377
Specialty Retail—0.9%
Claire’s Stores, Inc. 9.00%, 03/15/2019—144A^	160	165
Michaels Stores, Inc. 11.38%, 11/01/2016^	1,100	1,169
Tobacco—0.7%
Lorillard Tobacco Co. 8.13%, 06/23/2019	830	1,031
Wireless Telecommunication Services—4.7%
Crown Castle Towers LLC
4.88%, 08/15/2020—144A	965	993
6.11%, 01/15/2020—144A	1,065	1,184
Nextel Communications, Inc.—Series D 7.38%, 08/01/2015	1,300	1,255
SBA Tower Trust 5.10%, 04/15/2017—144A	1,350	1,457
Sprint Nextel Corp. 9.00%, 11/15/2018—144A	245	269
WCP Wireless Site Funding /WCP Wireless Site RE Funding/ WCP Wireless Site Non 6.83%, 11/15/2015—144A	1,430	1,487

Total Corporate Debt Securities (cost $96,269)		102,672

CONVERTIBLE BOND—0.5%
Automobiles—0.5%
Ford Motor Co. 4.25%, 11/15/2016^	430	682
Total Convertible Bond (cost $430)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.9%
Diversified Financial Services—0.9%
Vale Capital II, 6.75%^	17,000	$1,210
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS—1.8%
Commercial Banks—0.4%
BB&T Capital Trust VI, 9.60% ^	21,125	556
Consumer Finance—0.7%
Ally Financial, Inc., 8.50% *	44,800	971
Diversified Telecommunication Services—0.7%
Centaur Funding Corp., 9.08%—144A	852	948

Total Preferred Stocks (cost $2,486)		2,475

SECURITIES LENDING COLLATERAL—12.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	17,065,781	17,066
Total Securities Lending Collateral (cost $17,066)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $2,363 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $2,413.	$2,363	2,363
Total Repurchase Agreement (cost $2,363)

Total Investment Securities (cost $149,996) Õ		157,667
Other Assets and Liabilities—Net		(17,206)

Net Assets		$140,461

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 03/30/2012.
§	Illiquid. Total aggregate fair value of illiquid securities is $902, or 0.64%, of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $16,708.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $150,669. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,297 and $1,300, respectively. Net unrealized appreciation for tax purposes is $6,997.
Δ	Restricted. At 03/31/2012, the fund owned the respective securities (representing 0.64% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Fair Value	Price*
Rhode Island Economic Development Corp.	10/25/2010	$835	$835	$902	$108.04

*	Amount not in thousands.

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $58,821, or 41.88%, of the fund’s net assets.

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$4,299	$—	$4,299
Convertible Bond	—	682	—	682
Convertible Preferred Stock	1,210	—	—	1,210
Corporate Debt Securities	—	102,672	—	102,672
Foreign Government Obligations	—	5,163	—	5,163
Mortgage-Backed Securities	—	13,566	—	13,566
Municipal Government Obligations	—	2,114	—	2,114
Preferred Corporate Debt Securities	—	2,916	—	2,916
Preferred Stocks	2,475	—	—	2,475
Repurchase Agreement	—	2,363	—	2,363
Securities Lending Collateral	17,066	—	—	17,066
U.S. Government Agency Obligation	—	485	—	485
U.S. Government Obligations	—	2,656	—	2,656
Total	$20,751	$136,916	$—	$157,667

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At March 31, 2012

(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $147,633)	$155,304
(including securities loaned of $16,708)
Repurchase agreement, at value (cost: $2,363)	2,363
Cash	42
Receivables:
Investment securities sold	341
Interest	2,112
Securities lending income (net)	8
Prepaid expenses	7

	160,177

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,751
Management and advisory fees	60
Transfer agent fees	4
Administration fees	3
Distributions to shareholders	758
Other	74
Director fees	–	(A)
Collateral for securities on loan	17,066

	19,716

Net assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$140,461

Net asset value per share	$22.23

Net assets consist of:
Paid-in capital	141,160
Distributions in excess of net investment income	(1,432)
Accumulated net realized loss from investment securities	(6,938)
Net unrealized appreciation (depreciation) on:
Investment securities	7,671

Net assets	$140,461

STATEMENT OF OPERATIONS

For the year ended March 31, 2012

(all amounts in thousands)

Investment income:
Interest income (net of withholding taxes on foreign interest of $3)	$9,321
Dividend income	374
Securities lending income (net)	74

9,769

Expenses:
Management and advisory	700
Transfer agent	54
Printing and shareholder reports	102
Custody	38
Administration	29
Legal	73
Audit and tax	30
Director	19
Other	44

Total expenses	1,089

Net investment income	8,680

Net realized gain (loss) on transactions from:
Investment securities	778
Foreign currency transactions	(5)

773
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(1,515)
Translation of assets and liabilities denominated in foreign currencies	(1)

Change in unrealized appreciation (depreciation)	(1,516)

Net realized and unrealized loss	(743)

Net increase in net assets resulting from operations	$7,937

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended:

(all amounts in thousands)

	March 31, 2012	March 31, 2011
From operations:
Net investment income	$8,680	$9,313
Net realized gain from investment securities and foreign currency transactions	773	5,428
Change in net unrealized appreciation
(depreciation) on investment securities and foreign currency translation	(1,516)	(1,459)

Net increase in net assets resulting from operations	7,937	13,282

Distributions to shareholders:
From net investment income:	(9,383)	(10,616)

Net increase (decrease) in net assets	(1,446)	2,666

Net assets:
Beginning of year	$141,907	$139,241

End of year	$140,461	$141,907

Distributions in excess of net investment income	$(1,432)	$(1,272)

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Year Ended March 31,
	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$22.46	$22.04	$17.84	$20.73	$22.32
Investment operations
Net investment income(A)	1.37	1.47	1.50	1.17	1.26
Net realized and unrealized gain (loss)	(0.11)	0.63	4.25	(2.79)	(1.50)

Total operations	1.26	2.10	5.75	(1.62)	(0.24)

Distributions
From net investment income	(1.49)	(1.68)	(1.55)	(1.27)	(1.35)

Total distributions	(1.49)	(1.68)	(1.55)	(1.27)	(1.35)

Net asset value
End of year	$22.23	$22.46	$22.04	$17.84	$20.73

Market value per share
End of year	$21.79	$21.08	$22.66	$16.60	$18.50

Total return(B)	5 .92%	10 .00%	33 .49%	(3 .24)%	(6 .17)%
Ratio and supplemental data
Expenses to average net assets	0 .78%	0 .80%	0 .71%	0 .72%	0 .77%
Net investment income, to average net assets	6 .19%	6 .61%	7 .28%	6 .13%	5 .84%
Portfolio turnover rate	33%	65%	131%	129%	75%
Net assets end of year (000’s)	$140,461	$141,907	$139,241	$112,741	$130,979

The number of shares outstanding at the end of each period was 6,318,771.

(A)	Calculated based on average number of shares outstanding.
(B)	Total return is based on the change in net assets of the fund’s shares taking into account dividends reinvested at market prices in accordance with the terms of the dividend reinvestment plan.

Note: Prior to April 1, 2010 the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2012

(all amounts in thousands)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2012 are listed in the Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statement of Assets and Liabilities.

The PIKs at March 31, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at March 31, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from GAAP. See “Automatic Reinvestment Plan” on page 17 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2012

(all amounts in thousands)

NOTE 2. (continued)

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund uses fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments, at March 31, 2012, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no transfers into or out of any Levels as described above during the year ended March 31, 2012.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator. TAM, AUIM, and TFS are affiliates of AEGON, NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. None of the non-independent directors receive compensation for services as directors of the Fund or the entities that invest in the Fund.

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%

There were no fees waived during the year ended March 31, 2012.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund paid TFS an annual fee of 0.02% of ANA through January 31, 2012. Effective February 1, 2012, the Fund pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended March 31, 2012 were as follows:

Purchases of securities:
Long-term	$40,717
U.S. Government	3,820
Proceeds from maturities and sales of securities:
Long-term	34,829
U.S. Government	10,253

NOTE 5. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008—2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign bonds, foreign currency transactions, capital loss carryforwards, post-October loss deferrals, paydowns, and bond premium amortization.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Additional paid-in capital	$(24)
Undistributed (accumulated) net investment income (loss)	543
Undistributed (accumulated) net realized gain (loss) from investment securities	(519)

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the”Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

At March 31, 2012, the Fund had capital loss carryforwards available to offset future realized gains through the periods listed below:

Capital Loss Carryforwards	Available Through
$ 6,937	March 31, 2017

The capital loss carryforwards utilized or expired during the year ended March 31, 2012 were $254.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2012 and 2011 was as follows:

2012 Distributions paid from:
Ordinary Income	$9,383
Long-term Capital Gain	—
2011 Distributions paid from:
Ordinary Income	10,616
Long-term Capital Gain	—

The tax basis components of distributable earnings as of March 31, 2012 are as follows:

Undistributed Ordinary Income	$—

Undistributed Long-term Capital Gain	—

Capital Loss Carryforwards	(6,937)

Post October Capital Loss Deferral	—

Post October Currency Loss Deferral	—

Net Unrealized Appreciation (Depreciation)	6,997

Other Temporary Differences	(758)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued the authoritative guidance “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which seeks to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning after December 15, 2011. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Fund’s financial statements.

In April 2011, FASB issued an amendment to authoritative guidance “Reconsideration of Effective Control for Repurchase Agreements” which amends specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. The adoption of this guidance is effective for the first interim or annual period beginning on or after December 15, 2011 prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the application of the adoption of the additional disclosure requirements and its impact on the Fund’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Transamerica Income Shares, Inc.:

We have audited the accompanying statement of assets and liabilities of Transamerica Income Shares, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for years ended prior to April 1, 2010 were audited by another independent registered public accounting firm whose report, dated May 24, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc. at March 31, 2012, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 25, 2012

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

SUPPLEMENTAL TAX INFORMATION (unaudited)

(all amounts in thousands)

For corporate shareholders, 1.68% of investment income (divided income plus short-term gains, if any) qualifies for the dividends received deduction.

The Fund designates a maximum amount of $158 as qualified dividend income, which is 1.68% of what was distributed.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2011. Complete information was computed and reported in conjunction with year 2011 Form 1099-DIV.

Transamerica Income Shares, Inc.	Annual Report 2012

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare Shareowner Services LLC

480 Washington Boulevard

Jersey City, NJ 07310-1900

1-800-454-9575

Foreign Shareowners: 201-680-6578

Transamerica Income Shares, Inc.	Annual Report 2012

BOARD MEMBERS AND OFFICERS

The Board Members and executive officers of Transamerica Income Shares, Inc. (the “Company”) are listed below. Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Company because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Company and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of the Company by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser. The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 162 funds as of the mailing of this annual report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The Board Members, their year of birth, their positions with the Company, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
CLASS I BOARD MEMBERS TO SERVE UNTIL 2013 ANNUAL MEETING OF SHAREHOLDERS

INDEPENDENT BOARD MEMBERS**

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);	162	N/A

			Board Member, TST (2001 – present);

			Board Member, Transamerica Funds and TIS (2002 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – 2010);

			President, L. J. Hill & Company (a holding company for privately-held assets) (1999 – present);

			Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

			Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

			Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

			Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present);	162	N/A

			Self-employed consultant (2006 – present);

			Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (April 2011 – present);

			President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008);

			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – 2010); and

			President, International Fund Services (alternative asset administration) (1993 – 2005).

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present);	162	Honorary Trustee, Bryant University (1996 – present)
			President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – 2010);

			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

			Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University;

			Vice President, American Express (1987 – 1989);

			Vice President, The Equitable (1986 – 1987); and

			Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
INTERESTED BOARD MEMBER***

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);	162	N/A

			Consultant, AEGON USA (2010 – present);

			Senior Advisor, Lovell Minnick Equity Partners (2010 – present);

			Retired (2010 – present); and

			Managing Director for Strategic Business Development, AEGON USA (1994 - 2010).

CLASS II BOARD MEMBERS TO SERVE UNTIL 2014 ANNUAL MEETING OF SHAREHOLDERS

INDEPENDENT BOARD MEMBERS**

Russell A. Kimball, Jr. (1944)	Board Member	Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present);	162	N/A

			Board Member, TST (1986 – present);

			Board Member, Transamerica Funds, (1986 – 1990), (2002 – present);

			Board Member, TIS (2002 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and

			Board Member, TII (2008 – 2010).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2006	Retired (2005 – present);	162	Buena Vista University Board of Trustees (2004 – present)
			Board Member, Transamerica Funds, TST and TIS (2006 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – 2010);

			Director, Aspire Resources Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present);

			Director, League for Innovation in the Community Colleges (1985 – 2005);

			Director, Iowa Health Systems (1994 – 2003);

			Director, U.S. Bank (1985 – 2006); and

			President, Kirkwood Community College (1985 – 2005).

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present);	162	Board of Governors,
			Board Member, TPFG, TPFG II and TAAVF (1993 – present);		Reconstruction- ist Rabbinical College (2007 – present)
			Board Member, TPP (2002 – present);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – 2010); and

			Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

John W. Waechter (1952)	Board Member	Since 2004	Attorney, Englander and Fischer, LLP (2008 – present);	162	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)
			Retired (2004 – 2008);
			Board Member, TST and TIS (2004 – present);

			Board Member, Transamerica Funds (2005 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – 2010);

			Employee, RBC Dain Rauscher (securities dealer) (2004);

			Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and

			Treasurer, The Hough Group of Funds (1993 – 2004).

CLASS III BOARD MEMBERS TO SERVE UNTIL 2012 ANNUAL MEETING OF SHAREHOLDERS

INDEPENDENT BOARD MEMBERS**

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present);	162	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)
			Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present);
			Board Member, TII (2003 – 2010); and
			Partner, KPMG (1975 – 1999).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and	162	N/A

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
TAAVF (2009 – present);

Board Member, TII (2009 – 2010);

Managing Director, Hilton Capital (2010 – present);

Principal, Maxam Capital Management, LLC (2006 – 2008); and

Principal, Cobble Creek Management LP (2004 – 2006).

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Company’s Articles of Incorporation.
**	Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Company.
***	May be deemed an “interested person” (as that term is defined in the1940 Act) if the Company because of his employment with TAM or an affiliate of TAM.

Transamerica Income Shares, Inc.	Annual Report 2012

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Company and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years

Thomas A. Swank (1960)	President and Chief Executive Officer	Since 2012	President and Chief Executive Officer, Transamerica Individual Savings & Retirement (2010 – present);

President and Chief Executive Officer, Transamerica Capital Management (2009 – present);

President and Chief Executive Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (May 2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Asset Management, Inc. (“TAM”) (May 2012 - present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Fund Services, Inc. (“TFS”) (May 2012 - present);

Director and Trust Officer, Massachusetts Fidelity Trust Company (May 2012 – present);

Supervisory Board Member, AEGON Sony Life Insurance Co., LTD. (2011 – present);

Division President, Monumental Life Insurance Company (2011 – present);

Division President, Western Reserve Life Assurance Co. of Ohio (2011 – present);

Vice President, Money Services, Inc. (2011 – present);

Director, AEGON Financial Services Group, Inc. (2010 – present);

Director, AFSG Securities Corporation (2010 – present);

Director and President, Transamerica Advisors Life Insurance Company (2010 – present);

Director, Chairman of the Board and President, Transamerica Advisors Life Insurance Company of New York (2010 – present);

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years

Director and President, Transamerica Resources, Inc. (2010 – present);

Executive Vice President, Transamerica Life Insurance Company (2010 – present);

Executive Vice President, Transamerica Financial Life Insurance Company (2009 – present);

Director, Transamerica Capital, Inc. (2009 – present); and

President and Chief Operating Officer (2007 - 2009), Senior Vice President, Chief Marketing Officer (2006 – 2007), Senior Vice President, Chief Financial Officer (2003 – 2006), Senior Vice President, Chief Risk Officer (2000 – 2003), Senior Vice President, Chief Investment Officer (1997 – 2000) and High Yield Portfolio Manager (1992 – 1997), Security Benefit Corporation.

Timothy S. Galbraith (1964)	Vice President and Chief Investment Officer, Alternative Investments	Since 2012	Vice President and Chief Investment Officer, Alternative Investments, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present);

Senior Vice President and Chief Investment Officer, Alternative Investments (March 2012 – present), TAM;

Head of Alternative Investment Strategies, Morningstar Associates, LLC (2009 – March 2012); and

Managing Director, Bear Stearns Asset Management (2001 – 2009).

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006	Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President, General Counsel and Secretary, TII, (2006 – 2010);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – present);

Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management (1998 – 2006); and

Corporate Associate, Ropes & Gray LLP (1995 – 1998).

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years

Todd R. Porter (1961)	Vice President and Chief Investment Officer, Asset Allocation	Since 2012	Vice President and Chief Investment Officer, Asset Allocation, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present);

Senior Vice President and Chief Investment Officer, Asset Allocation (April 2012 – present), TAM;

Chief Investment Officer, Fund Architects, LLC (2007 – 2012); and

Chief Investment Strategist, Morningstar Associates, LLC (1999 – 2006).

Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President — Investment Management (2006 – 2007), Vice President - Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer – Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President — Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Elizabeth Strouse (1974)	Vice President, Treasurer and Principal Financial Officer	Since 2010	Vice President, Treasurer and Principal Financial Officer (2011—present), Assistant Treasurer (2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, TAM and TFS (2009 - present);

Director, Fund Administration, TIAA-CREF (2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010	Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Transamerica Income Shares, Inc.	Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years

Bradley O. Ackerman (1966)	Deputy Chief Compliance Officer and Anti- Money Laundering Officer	Since 2007	Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present);

Senior Compliance Officer, TAM (2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010);

Assistant Vice President and Director, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 - 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010);

Vice President and Senior Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

Margaret A. Cullem-Fiore (1957)	Assistant Secretary	Since 2010	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Assistant Vice President, TCI (2009 – present);

Vice President and Assistant General Counsel, TAM and TFS (2006 – present);

Vice President and Senior Counsel, Transamerica Financial Advisors, Inc. (2004 – 2007); and

Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2006).

*	Elected and serves at the pleasure of the Board of the Company.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Company, except for the Chief Compliance Officer, receives any compensation from the Company.

Transamerica Income Shares, Inc.	Annual Report 2012

OTHER INFORMATION (unaudited)

NOTICE OF PRIVACY POLICY

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS (unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Annual Report 2012

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716-1202

Sub-Adviser

AEGON USA Investment Management, LLC

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

Transfer Agent

Computershare Shareowner Services LLC

480 Washington Boulevard

Jersey City, NJ 07310-1900

1-800-454-9575

Foreign Shareowners: 201-680-6578

www.bnymellon.com/shareowner/isd

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

1-617-937-6700

Listed

New York Stock Exchange

Symbol: TAI

NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end

investment company which invests primarily in debt

securities. Its primary investment objective is to

seek as high a level of current income as is

consistent with prudent investment, with capital

appreciation as only a secondary objective.

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report, the code of ethics was revised to reflect the appointment of a new Principal Financial Officer and a new Chief Executive Officer.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable

(f)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Sandra N. Bane, John W. Waechter and Eugene M. Mannella are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, Mr. Waechter and Mr. Mannella are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, Mr. Waechter and Mr. Mannella as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

	(in thousands)	Fiscal Year Ended 3/31
		2012	2011*
(a)	Audit Fees	23	23
(b)	Audit-related Fees (1)	0	1
(c)	Tax Fees (2)	6	0
(d)	All Other Fees	N/A	N/A
(e) (1)	Pre-approval policy (3)
(e) (2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	N/A	N/A
(h)	Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.	Yes	Yes

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(3)

The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

*	PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, Ernst & Young LLP (“E&Y”) replaced PwC as the independent public accountant. Audit fees, audit-related fees, tax fees and all other fees include $23, $0, $0 and $0, respectively, billed to Transamerica Income Shares, Inc. by E&Y for the fiscal year end March 31, 2011.

Item 5: Audit Committee of Listed Registrant.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden, Patricia L. Sawyer and John W. Waechter.

Item 6: Investments.

(a)	The Schedule of Investments is included in the annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	No disclosures are required by this Item 6(b).

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

PROXY VOTING POLICIES AND PROCEDURES

I. Statement of Principle

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ stockholders and have accordingly adopted these procedures.

II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees/Directors of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III. Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the Funds or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

IV. Securities on Loan

The Boards of Trustees/Directors of the Funds have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised 11/13/09

TRANSAMERICA ASSET MANAGEMENT, INC. (“TAM”)

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

PROXY VOTING POLICIES AND PROCEDURES

I. Statement of Principle

The portfolios seek to assure that proxies received by the portfolios are voted in the best interests of the portfolios’ stockholders and have accordingly adopted these procedures.

II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each portfolio delegates the authority to vote proxies related to portfolio securities to TAM (the “Adviser”), as investment adviser to each portfolio, which in turn delegates proxy voting authority for most portfolios of the portfolio to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees (“Board”) of each portfolio adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the portfolio. These policies and procedures are herein.

III. Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the portfolios and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the portfolios or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to the legal department for inclusion in applicable SEC filings.

IV. Securities on Loan

The Board of the portfolios have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the portfolios. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the portfolio wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised: November 13, 2009

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Name/Year Joined	Role	Employer	Positions Over Past Five Years
Brian W. Westhoff, CFA/2005	Lead Portfolio Manager	AUIM	Principal, Portfolio Manager

Greg Haendel, CFA/2008	Portfolio Manager	AUIM	Portfolio Manager

Bradley J. Beman, CFA/2011	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield

Jim Schaeffer/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Distressed Debt

David Halfpap/2011	Portfolio Manager	AUIM	Executive Vice President, Portfolio Manager

Rick Perry/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Investment Grade Credit

(a) (2) Other Accounts Managed by Portfolio Managers

The table below indicates, for each portfolio manager of the fund, information about the accounts, other than the fund, over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed (in Millions)	Number	Assets Managed (in Millions)	Number	Assets Managed (in Millions)
Brian W. Westhoff	2	$414.2	0	$0	17	$2,123.1
Greg Haendel	6	$4,908.1	0	$0	16	$1,203.5
Bradley J. Beman	4	$963.0	2	$442.2	6	$2,348.3
Jim Schaeffer	4	$1,377.2	0	$0	1	$150.4
David Halfpap	12	$4,204.1	0	$0	26	$6,112.1
Rick Perry	2	$414.2	0	$0	20	$45,112.4

Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

	xxxxxxxxxxx	xxxxxxxxxxx	xxxxxxxxxxx	xxxxxxxxxxx	xxxxxxxxxxx	xxxxxxxxxxx
Brian W. Westhoff	0	$0	0	$0	0	$0
Greg Haendel	0	$0	0	$0	0	$0
Bradley J. Beman	0	$0	0	$0	1	$537.2
Jim Schaeffer	0	$0	0	$0	0	$0
David Halfpap	0	$0	0	$0	0	$0
Rick Perry	0	$0	0	$0	0	$0

Share Ownership by Portfolio Managers

The following table indicates as of March 31, 2012 the value, within the indicated range, of shares beneficially owned by each portfolio manager of the fund.

Portfolio Manager	Beneficial Ownership of the Fund
Brian W. Westhoff	$10,001—$50,000
Greg Haendel	None
Bradley J. Beman	None
Jim Schaeffer	None
David Halfpap	None
Rick Perry	None

Conflict of Interest

At AEGON USA Investment Management, LLC (AUIM), individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the portfolio, AUIM manages separate accounts for institutions and individuals. AUIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Risk and Control Committee. AUIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Compensation

As of March 31, 2012, each portfolio manager’s compensation is provided by the portfolio’s sub-adviser and not by the portfolio. The portfolio manager’s compensation consists of a fixed base salary and a variable performance incentive. The performance incentive is based on the following factors: the economic performance of the overall relevant portfolio manager’s asset class, including the performance of the portfolio’s assets; leadership and communication with clients; assisting with the sub-adviser’s strategic goals; and AEGON USA’s earnings results. Some of the portfolio managers participate in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1 through April 30, 2011	0	$0.00	0	0
May 1 through May 1, 2011	0	$0.00	0	0
June 1 through June 30, 2011	0	$0.00	0	0
July 1 through July 31, 2011	0	$0.00	0	0
August 1 through August 31, 2011	0	$0.00	0	0
September 1 through September 30, 2011	0	$0.00	0	0
October 1 through October 31, 2011	0	$0.00	0	0
November 1 through November 30, 2011	0	$0.00	0	0
December 1 through December 31,2011	0	$0.00	0	0
January 1 through January 31, 2012	0	$0.00	0	0
February 1 through February 29, 2012	0	$0.00	0	0
March 1 through March 31, 2012	0	$0.00	0	0
Total	0	$0.00	0	0

Item 10: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date:	May, 25 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer

Date:	May, 25 2012

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(1)	Code of Ethics for Chief Executive and Principal Financial Officers

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer